Capital adequacy and liquidity situation - Leverage ratio (Details) - SEK (kr) kr in Millions	Jun. 30, 2024	Dec. 31, 2023
Total capital requirement relating to leverage ratio
Capital base requirement	3.00%
Parent Company
Disclosure of credit risk exposure
On-balance sheet exposures	kr 252,636	kr 232,462
Off-balance sheet exposures	8,747	8,529
Total exposure measure	kr 261,383	kr 240,991
Leverage ratio	8.70%	9.30%
Total capital requirement relating to leverage ratio
Capital base requirement of 3 percent	kr 7,841	kr 7,230
Pillar 2 guidance	393	361
Total capital requirement relating to leverage ratio	kr 8,234	kr 7,591
Capital base requirement of 3 percent	3.00%	3.00%
Pillar 2 guidance	0.20%	0.20%
Total capital requirement relating to leverage ratio	3.20%	3.20%
Additional capital (pillar 2 guidance) of total leverage ratio exposure	0.15%